SHAREHOLDERS' EQUITY (Information About Share Options Outstanding)(Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding, Outstanding | shares	1,778,865
Number Exercisable, Exercisable | shares	746,732
0.43-2.54 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.43
Exercise Prices, maximum	$ 2.54
Number outstanding, Outstanding | shares	16,840
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 3 months 29 days
Weighted Average Exercise Price, Outstanding	$ 1.23
Number Exercisable, Exercisable | shares	16,840
Weighted Average Exercise Price, Exercisable	$ 1.23
4.20-6.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	4.20
Exercise Prices, maximum	$ 6.70
Number outstanding, Outstanding | shares	41,000
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 3 months 11 days
Weighted Average Exercise Price, Outstanding	$ 6.03
Number Exercisable, Exercisable | shares	41,000
Weighted Average Exercise Price, Exercisable	$ 6.03
7.40-7.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	7.40
Exercise Prices, maximum	$ 7.91
Number outstanding, Outstanding | shares	88,843
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 6 months 29 days
Weighted Average Exercise Price, Outstanding	$ 7.82
Number Exercisable, Exercisable | shares	88,843
Weighted Average Exercise Price, Exercisable	$ 7.82
8.38-8.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	8.38
Exercise Prices, maximum	$ 8.89
Number outstanding, Outstanding | shares	272,173
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 3 months 11 days
Weighted Average Exercise Price, Outstanding	$ 8.73
Number Exercisable, Exercisable | shares	212,935
Weighted Average Exercise Price, Exercisable	$ 8.71
9.04-9.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.04
Exercise Prices, maximum	$ 9.58
Number outstanding, Outstanding | shares	42,414
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 4 months 28 days
Weighted Average Exercise Price, Outstanding	$ 9.11
Number Exercisable, Exercisable | shares	28,367
Weighted Average Exercise Price, Exercisable	$ 9.09
10.08-10.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.08
Exercise Prices, maximum	$ 10.93
Number outstanding, Outstanding | shares	317,606
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 11 months 23 days
Weighted Average Exercise Price, Outstanding	$ 10.25
Number Exercisable, Exercisable | shares	127,359
Weighted Average Exercise Price, Exercisable	$ 10.21
11.28-12.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	11.28
Exercise Prices, maximum	$ 12.45
Number outstanding, Outstanding | shares	999,989
Weighted Average Remaining Contractual Life (in years), Outstanding	5 years 7 months 2 days
Weighted Average Exercise Price, Outstanding	$ 11.72
Number Exercisable, Exercisable | shares	231,388
Weighted Average Exercise Price, Exercisable	$ 11.77